MARKETABLE SECURITIES - Sale of Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sale of Marketable Securities [Abstract]
Proceeds	$ 217,111	$ 105,808	$ 140,668
Gross gains	180	243	222
Gross losses	(13)	(161)	(145)
Held-to-maturity Securities, Sales, Excluding Other than Temporary Impairments [Abstract]
Proceeds from sales	3,298	1,866	0
Amortized cost	3,140	1,842	0
Gross realized gains	158	24	0
Gross realized losses	0	0	0
Tax expense related to securities gains/losses	$ (44)	$ (7)	$ 0